Transactions with Related Parties, Diana Shipping Inc. (Details) $ in Thousands			6 Months Ended
	Feb. 08, 2023 USD ($) shares	Feb. 01, 2023 USD ($)	Jun. 30, 2023 USD ($) Vessel shares	Jun. 30, 2022 USD ($)	Apr. 24, 2023 shares	Apr. 17, 2023 shares	Jan. 17, 2023 shares	Dec. 31, 2022 USD ($) shares
Transactions with Related Parties [Abstract]
Payment for vessel acquisition			$ 4,098	$ 4,778
Preferred stock, shares outstanding (in shares) | shares			525,930					519,172
Due to related parties			$ 323					$ 410
Due from related parties			66					$ 5
Level 2 [Member]
Transactions with Related Parties [Abstract]
Fair value of non-cash consideration	$ 10,000
Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares	13,157
Issuance of stock			$ 10,000
Preferred stock, shares outstanding (in shares) | shares			13,739			9,172	9,172	9,172
Series D Preferred Stock [Member] | Level 2 [Member]
Transactions with Related Parties [Abstract]
Fair value of non-cash consideration	$ 10,000
Related Party [Member] | Diana Shipping Inc. [Member]
Transactions with Related Parties [Abstract]
Number of identified vessels refused | Vessel			1
Number of identified vessels available for purchase | Vessel			3
Number of identified vessels | Vessel			6
Due to related parties			$ 0					$ 0
Due from related parties			$ 0					$ 0
Related Party [Member] | Diana Shipping Inc. [Member] | Level 2 [Member]
Transactions with Related Parties [Abstract]
Fair value of non-cash consideration	$ 10,000
Related Party [Member] | Diana Shipping Inc. [Member] | M/V Melia [Member]
Transactions with Related Parties [Abstract]
Purchase price		$ 14,000
Payment for vessel acquisition		$ 4,000
Related Party [Member] | Diana Shipping Inc. [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares) | shares	13,157
Issuance of stock	$ 10,000
Preferred stock, shares outstanding (in shares) | shares					13,157	13,157